Business Segments and Related Information - Corporate Divisions - Asset Management (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee		Dec. 31, 2023 EUR (€) employee
Net revenues
Total net revenues	[1]	€ 31,434		€ 31,504		€ 31,155
Provision for credit losses		1,707		1,830		1,505
Noninterest expenses
Compensation and benefits		11,813		11,731		11,131
General and administrative expenses		8,860		11,243		10,112
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		(15)		(3)		220
Total noninterest expenses		20,658		22,971		21,695
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 9,069		€ 6,703		€ 7,955
Employees (full-time equivalent) | employee		89,879		89,753		90,130
Assets		€ 1,440,000		€ 1,391,000		€ 1,317,000
of which: operational risk RWA		€ 63,000	[2]	€ 58,000	[3]	€ 57,000	[4]
Cost/income ratio		65.70%	[5]	72.90%	[6]	69.60%	[7]
Asset Management
Net revenues
Management fees		€ 2,597		€ 2,479		€ 2,314
Performance and transaction fees		318		148		128
Other		162		23		(59)
Total net revenues		3,077		2,649		2,383
Provision for credit losses		(2)		(1)		(1)
Noninterest expenses
Compensation and benefits		952		919		891
General and administrative expenses		871		904		934
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		0		0
Total noninterest expenses		1,823		1,823		1,825
Noncontrolling interests		272		194		163
Profit (loss) before income taxes		€ 983		€ 632		€ 396
Employees (front office full time equivalent) | employee	[8]	2,103		2,065		2,044
Employees (business aligned operations full time equivalent) | employee	[8]	2,732		2,510		2,343
Employees (allocated central infrastructure, full-time equivalent) | employee	[8]	590		591		574
Employees (full-time equivalent) | employee	[8]	5,425		5,166		4,961
Assets	[8],[9]	€ 11,000		€ 11,000		€ 10,000
Risk-weighted assets	[8]	16,000		18,000		15,000
of which: operational risk RWA	[8],[10]	5,000	[2]	5,000	[3]	3,000	[4]
Leverage exposure	[8]	10,000		10,000		10,000
Assets under Management	[8],[11]	1,085,000		1,012,000		896,000
Net flows		€ 51,000		€ 26,000		€ 28,000
Cost/income ratio	[12]	59.26%	[5]	68.81%	[6]	76.57%	[7]
Post-tax return on average shareholders equity	[13],[14]	12.93%		8.03%		5.16%
Post-tax return on average tangible shareholders' equity	[13],[14]	29.10%	[15]	18.00%		12.20%

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[5]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	1As of year-end
[9]	[2]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[10]	[3]Starting from the first quarter of 2024 the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[11]	[4]Assets under Management (AuM) means assets (i) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (ii) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services

[12]	[5]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[13]	[6]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[14]	[7]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[15]	[8] Starting from the fourth quarter 2025 the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report